Long-Term Debt and Credit Facilities	12 Months Ended
Mar. 31, 2012
Long-Term Debt and Credit Facilities [Abstract]
Long-term debt and credit facilities

10. Long-term debt and credit facilities

	March 31, 2012	March 31, 2011
First lien facility	$291,275	$294,325
Second lien facility	—	45,000

	291,275	339,325
Current portion of long-term debt	(3,050)	(3,050)

	$288,225	$336,275

All debt and credit facilities are U.S. dollar facilities.

(a) First lien facility

In August 2007, the Company entered into a $305,000 term loan maturing August 28, 2014 with a $45,000 revolving credit facility maturing August 28, 2013 (the “First lien facility”). The full amount of the term loan was drawn upon closing. As part of the Company’s IPO transaction which closed on July 20, 2010, the Company put into place an additional $55,000 revolving credit facility under the First lien facility maturing August 28, 2013, which increased the total revolving credit capacity to $100,000, all of which remains undrawn as of March 31, 2012. The First lien facility is secured by a first priority interest over all assets of the Company and certain subsidiaries.

The Company may repay all or a portion of the First lien facility at any time without incurring early repayment premiums. The term-loan portion of the First lien facility requires mandatory annual repayments totaling $3,050. In addition, beginning with the year ended March 31, 2009, the Company is required to repay amounts under the facility ranging between zero and 50% of annual excess cash flow, contingent upon the Company’s leverage ratio at the time. As of March 31, 2012, the leverage ratio was below the level required to trigger a repayment.

Borrowings under the term loan bear interest at floating rates, based on LIBOR, the U.S. federal funds rate or the Canadian base rate of the administrative agent. Borrowings under the revolving credit facility bear interest at floating rates based on the banker’s acceptance rate, LIBOR, the U.S. federal funds rate, the Canadian base rate of the administrative agent or the Canadian prime rate. The Company has discretion with respect to the basis upon which interest rates are set. The interest rate on borrowings under the First lien facility term loan was 2.99% at March 31, 2012 and 3.10% at March 31, 2011. The interest rates on the undrawn credit facilities of $45,000 and $55,000 at March 31, 2012 were 2.24% and 3.99%, respectively.

The Company had outstanding letters of credit totaling $973 at March 31, 2012 and $1,371 at March 31, 2011. These letters of credit have not been drawn; however, they reduce the amount available to the Company under the revolving portion of the First lien facility.

The Company was in compliance with all financial covenants with respect to the facility at March 31, 2012. The facility has two financial covenants: a total leverage ratio test and an interest coverage ratio test. Compliance is tested quarterly and the Company has been in compliance with all covenants during all reporting periods since the inception of the loan.

(b) Second lien facility

In August 2007, the Company entered into an eight year, $100,000 term loan (the “Second lien facility”), which was fully drawn upon closing. In fiscal 2012, the remaining balance of $45,000 was repaid in full. No repayment premiums were charged.

(c) Deferred financing fees

The Company incurred fees of $13,090 in closing the First lien facility and the Second lien facility which have been recorded as deferred financing fees. These fees are shown as an asset and amortized over the loans’ terms based on the effective interest rate method. The Company also incurred fees of $1,385 in closing the new revolving facility on July 20, 2010 under the First lien facility. These fees are shown as an asset and amortized over the term of the facility using the straight-line method. Repayments of the term loans also result in releases of these fees, which are then included in interest expense. The Company also incurred fees relating to the term construction facility which was repaid in the year ended March 31, 2011.

The Company recorded amortization of deferred financing fees of $2,991, $3,270 and $1,927 for the years ended March 31, 2012, 2011 and 2010, respectively.